BRANDON J. CAGE

Pacific Life Insurance Company

Assistant Vice President

Managing Associate General Counsel

Office of General Counsel

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

July 21, 2022

Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Pre-Effective Amendment No. 2 for Pacific Protector VUL (File No. 333-260417) funded by Pacific Select Exec Separate Account (File No. 811-05563) of Pacific Life Insurance Company

Ms. Choo:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 2 to the above referenced Registration Statement, on Form N-6. The enclosed relates to a variable universal life insurance policy, designated as Pacific Protector VUL, which is funded by the Separate Account.

The primary purpose of this filing is to incorporate Staff Comments received on March 3, 2022, and to make other product changes. The material product changes are the following:

●	Will include an additional Fixed Option called the Fixed LT Account (represents the bulk of the disclosure changes),

●	Added a second death benefit qualification test called the Guideline Premium Test,

●	Modified the surplus premium load to apply to all premium regardless of investment options select (was previously tied to the general account only),

●	Policy Lapse (Lapsing and Resinstatement) triggering event was changed and is based on Accumulated Value less Policy Debt (was previously Net Cash Surrender Value), and

●	Face Amount decrease processing (Processing of Decreases).

I will provide a marked to show prospectus with the changes outlined above. The marked prospectus will also include the changes made based on our response to Staff Comments filed today via a CORRESP Edgar filing.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Securities and Exchange Commission

Registration Statement for Pacific Protector VUL on behalf of Pacific Life

July 21, 2022

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage